Revenues - Summary of Trade Revenues from Third Parties (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disaggregation of Revenue [Line Items]
Total revenues	$ 55,851,858	$ 28,949,873	$ 49,097,436
Trade Revenues
Disaggregation of Revenue [Line Items]
Commission revenue	2,312,490	2,072,752	3,409,716
Management fee revenue	695,051	1,111,791	1,173,139
Other revenue	1,414,565	149,599	347,419
Total revenues	$ 4,422,106	$ 3,334,142	$ 4,930,274